united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright St. Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Dr., Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 5/31

Date of reporting period: 5/31/17

Item 1. Reports to Stockholders.

Leader Short-Term Bond Fund

Investor Class – LCCMX
Institutional Class – LCCIX
Class A – LCAMX
Class C – LCMCX

Leader Total Return Fund

Investor Class – LCTRX
Institutional Class – LCTIX
Class A – LCATX
Class C – LCCTX

Leader Floating Rate Fund

Investor Class – LFVFX
Institutional Class – LFIFX

Annual Report
May 31, 2017

1-800-711-9164
www.leadercapital.com

Leader Short-Term Bond Fund, Leader Total Return Fund, and Leader Floating Rate Fund

Management’s Discussion & Analysis1

Dear Fellow Shareholders:

We are pleased to present the annual report for the Leader Short-Term Bond Fund, the Leader Total Return Fund, and the Leader Floating Rate Fund. This report covers the financial results and investment activity for all of the Leader Funds for the fiscal year ended May 31, 2017.

The Leader Short-Term Bond Fund ended fiscal year 2017 with a total return of +1.79% (LCCIX), +1.34% (LCCMX), +1.21% (LCAMX) and +0.84% (LCMCX). The Index (Merrill Lynch 1-3 Year U.S. Corporate /Government Bond Index) finished the year up 0.97%.

The Leader Total Return Fund ended its fiscal year with a total return, of +6.22% (LCTIX), +5.57% (LCTRX), +5.69% (LCATX) and +5.16% (LCCTX). The Index (Barclays US Intermediate Aggregate Index) finished the year up 1.58%.

The Leader Floating Rate Fund ended its fiscal period with a total return, of +0.94% (LFIFX), +0.68% (LFVFX). The Index (S&P/LSTA Leveraged Loan Total Return Index) finished the period up 1.38%.

The Funds’ past performance does not guarantee future results. The investment return and principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-711-9164.

As stated in the current prospectus, the Funds’ annual operating expense ratio (gross) are as follows:

The Leader Short Term Bond Fund 0.93% (LCCIX), 1.43% (LCCMX), 1.43% (LCAMX) and 1.93% (LCMCX).

The Leader Total Return Fund 1.06% (LCTIX), 1.56% (LCTRX), 1.56% (LCATX) and 2.08% (LCCTX).

The Leader Floating Rate Fund 0.83% (LFIFX), and 1.21% (LFVFX).

Leader Funds’ have had a good year as we look to rebound from underperformance in 2015 and 2016. Positioning within commodities and high quality floating rate bonds attributed to outperformance in our Short-Term Bond Fund over our benchmark. The same positioning within our Total Return Fund, reduced exposure to government bonds, along with more concentrated positioning within commodities and healthcare led to greater outperformance over our benchmark and category. Leader Floating Rate Fund lagged the benchmark and category YTD 2017 as risk assets have risen this year. The high-quality nature of our floating rate portfolio tends to lag funds with lower credit quality during risk-on market conditions. We are optimistic about our performance going forward, our risk management processes, security selection within the portfolios, and positioning in various fixed income asset classes. We have been tactical in our duration positioning as we cut duration and exposure to interest rates pre-election. This positioning allowed us to steer clear of the volatile treasury bond market as interest rates skyrocketed and treasury bond prices fell. We’ve been opportunistic with the healthcare sector going into 2017 as many healthcare names rebounded after news surrounding the pricing of drugs was priced out. We will go into detail below on our macro views for the market.

We have seen new highs in the equity markets over the past year as well as continued tightening of credit spreads within the bond markets. Many key events have also taken place that have impacted markets including “Brexit” and Trump winning the Presidency. The Federal Reserve has hiked interest rates twice already in 2017 and is on pace to hike a third time. High yield credit markets are at their tightest levels even with continued weakness in commodity prices with the risk reward of risk assets now tilting towards the downside. The 10-year breakeven rate (measured by the 10-year UST yield minus the 10-year TIPS), which is another gauge for inflation expectations skyrocketed post-election alongside equity markets, but has been in a clear down trend since February 2017. We have seen treasury yields tighten from their highest levels in March 2017 even in the face of rising interest rates from the Federal Reserve. Economic data continues to come in soft compared to expectations and especially weak against to the moves in risk assets post-election. Clearly, there are conflicting signals between technical and fundamental data and how to navigate this low volatility and low interest rate environment. We want to highlight a few key things that we see as important to the markets: 1) Sector Rotation: Rotation out of tech and into basic industries; 2) High yield is rich: Remain opportunistic; 3) Floating rate is the name of the game in fixed income; and 4) Interest Rates: We see a flatter treasury curve.

Technology names have outpaced all other sectors so far in 2017, posting numbers in half a year that usually come with a full year. Tech has dragged equity markets higher in the face of declining inflation and declining inflation expectations. This makes sense as technology is a deflationary force. However, we see a shift from the mega tech names that dominate Silicon Valley to basic industries such as healthcare, industrials, basic materials, and energy. The healthcare sector has faced pricing pressure within the pharmaceutical space; both basic materials and energy companies have faced headwinds in declining and weak commodity prices. We have already seen a slight pause in the technology rally. Several factors could be driving this: Firstly, profit taking. Technology has run so far that investors are taking chips off the table; Secondly, we are seeing technology beginning to insert itself within other industries. Technology will only be a larger driving force in our daily lives in the future. Good examples of this are the

Google-Avis partnership, and the Amazon -Whole Foods acquisition. As technology immerses itself into various other industries, we expect to see greater efficiencies and greater profits. We will also look to other beaten sectors and sectors that technology is making inroads to.

Equity markets have hit new highs. High yield credit markets have also continued to tighten and are at historically tight spreads. We view the risk reward is currently tilted towards the downside. Investors are simply not paid enough in the high yield markets for the risk taken. We have seen Single-B and BB rated bonds tighten inside of 5% yields. These bonds can tighten more, but there is more risk that they widen out, which can happen in an instant. As we noted in the opening summary, there seems to be a disconnect between asset prices and fundamental data. High yield credit has continued climbing alongside equity markets and at this juncture, we simply do not see the value at diving in at these levels. However, as value investors, we continue to remain opportunistic. As the broader high yield credit market is rich doesn’t mean that single security selection is. As we mentioned previously, we continue to look at beaten down sectors for value.

We are entering a new era as we exit a zero-interest rate policy that the Federal Reserve has kept the markets in post crisis. Floating rate bonds offer an interesting opportunity in this new interest rate cycle. The name of the game going forward is to protect principal and grow coupons. We are happy to announce in this years’ annual shareholder letter, the launch of our own Leader Floating Rate Fund, which was launched in December 2016. As we talked about earlier, we believe there is risk in the high yield markets at these elevated prices, which is why the Leader Floating Rate Fund invests only in A or better rated securities as mandated in the prospectus. With essentially no duration and high credit quality, we offer an attractive opportunity to play the fixed income market amidst rising rates. If the front-end of the curve rises, even short-term bonds will lose principal. While proceeds can be reinvested at higher rates, principal will experience volatility, which is why we believe floating rate instruments are an interesting and attractive asset class going forward.

Finally, we want to talk about interest rates. The Federal Reserve remains committed to hiking interestrates. Despite that , we’ve seen the long end of the curve tighten in the first half of 2017. This has happened as inflation expectations have declined and the result has been a flattening curve. Flat curves are typically a sign of bear market to come. Does that mean the Fed hikes until something breaks? The Fed is also planning on letting their balance sheet roll off slowly. The very mechanism that brought the market to where it is today post crisis might be the very thing that derails it. What does that mean for Leader? As interest rates are the backbone of economies and the fixed income, we see value in one spot: the longer end. During the last interest rate hike cycle, investing in the front end (2-year UST to 5-year UST) would have been a losing proposition. The 5-year US Treasury yield climbed from 2% to 5%; principal loss would have been sustained. On the flip side, the 30-year UST Treasury yield tightened initially and then was largely range bound as the front end caught up and the curve flattened. We remain tactical with our positioning in the long end of the curve and see little value in the front and middle belly of the curve.

Everything we talked about ultimately reflects into how manage the portfolios. We remain tactical with the long end of the curve and duration and have little to no exposure to the front and middle part of the treasury curve. We see value in high quality floating rate paper, which commands a large allocation in our Short-Term Bond Fund and is the reason why we launched our Floating Rate Fund. We remain opportunistic in the high yield markets looking for unique opportunities and value within single security selection.

In the following pages, you will find detailed discussions about the Leader Short -Term Bond Fund, the Leader Total Return Fund, and the Leader Floating Rate Fund and performance since inception of the Funds. We hope you will take a moment to read this information, and let us know if you have any questions about your investment. You can send us an email at info@leadercapital.com or call us at 1-800-269-8810.

As always, we appreciate your investment in the Leader Funds and we look forward to serving your investment needs in the years to come.

Sincerely,

John Lekas

Portfolio Manager

[1]	The general market views expressed in this report represent the opinions of Leader Capital Corp. Management comments are not intended to predict or forecast the performance of any of the securities markets or indexes. Past performance is no guarantee of future results.

This material must be preceded or accompanied by a prospectus. Investors should consider the investment objective, risks, charges and expenses of the Funds carefully before investing. The Prospectus contains this and other important information about the Funds. For a current Prospectus, call 800-269-8810 or go to www.leadercapital.com. Foreside Distribution Services, LP.

Investments in debt securities typically decrease in value when interest rates rise. This risk is actually greater for longer-term debt securities. Investment by the Funds in lower-rated and nonrated securities presents a greater risk of loss of principle and interest than higher-rated securities. The Funds are exposed to credit risk where lower –rated securities have a higher risk of defaulting on obligations. Investments in foreign securities involve greater volatility and political, economic and currency risks. They may also have different accounting methods.

Investments in asset-backed and mortgage-backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

Leader Short-Term Bond Fund
Investment Highlights (Unaudited)
May 31, 2017

The primary investment objective of the Fund is to deliver a high level of current income, with a secondary objective of capital appreciation. The Fund expects to achieve its objectives by investing in a portfolio of investment grade and non-investment grade debt securities, both domestic and foreign. The Fund’s investment advisor, Leader Capital Corp. (the “Advisor”), utilizes a fundamental top-down analysis, meaning the Advisor analyzes the economy, interest rate cycles, the supply and demand for credit and the characteristics of individual securities in making investment selections. The Fund’s sector breakdown as of May 31, 2017 is listed below which may differ from the Portfolio of Investments which is listed by industry subgroup.

Sector Breakdown

% of Portfolio of Investments

Government, 7.10%
Funds, 10.07%
Asset Backed Securities, 52.43%
Financial, 19.61%
Energy, 9.46%
Consumer, Non-cyclical, 1.33%

Leader Short-Term Bond Fund
Investment Highlights (Unaudited) (Continued)
May 31, 2017

The Fund’s performance figures* for each of the periods ending May 31, 2017, compared to its benchmark:

	Returns greater than 1 year are annualized
					Date of Inception
	1 Year	3 Year	5 Year	10 Year	July 14, 2005	October 31, 2008	March 21 ,2012	August 8, 2012
Leader Short-Term Bond Fund - Investor Class	1.34%	(1.57)%	1.57%	2.21%	2.40%	N/A	N/A	N/A
Leader Short-Term Bond Fund - Institutional Class	1.79%	(0.96)%	2.15%	N/A	N/A	3.96%	N/A	N/A
Leader Short-Term Bond Fund - Class A	1.21%	(1.73)%	1.47%	N/A	N/A	N/A	2.72%	N/A
Leader Short-Term Bond Fund - Class A with Load **	(0.33)%	(2.90)%	0.75%	N/A	N/A	N/A	2.59%	N/A
Leader Short-Term Bond Fund - Class C	0.84%	(1.93)%	N/A	N/A	N/A	N/A	N/A	0.76%
Merrill Lynch 1-3 Year U.S. Corporate /Government Bond Index ***	0.97%	0.94%	1.00%	2.35%	2.57%	1.90%	1.02%	0.97%

Comparison of the Change in Value of a $10,000 Investment | July 14, 2005 – May 31, 2017

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expense ratios are 1.43%, 0.93%, 1.43% and 1.93% for Investor Class, Institutional Class, Class A and Class C shares, respectively, per the Fund’s prospectus dated September 27, 2016. Class C shares subject to a maximum deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. For performance information current to the most recent month-end, please call 1-800 711-9164.

**	Class A with load total return is calculated using the maximum sales charge 1.50%. Prior to May 21, 2015, the maximum sales charge was 3.50%.

***	Merrill Lynch 1-3 Year U.S. Corporate /Government Bond Index tracks the performance of U.S. dollar denominated investment grade U.S. Government and corporate bond debt issued in U.S. domestic bond market with maturities ranging between 1 and 3 years. One cannot invest directly in an index. Sector allocations are subject to change. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS
May 31, 2017

Principal		Coupon Rate
Amount ($) *		(%)	Maturity	Value ($)
	BONDS & NOTES - 77.9%
	BANKS - 15.5%
1,000,000	Bank of America Corp. (a)	8.0000	Perpetual	1,033,750
1,000,000	Bank of America Corp. (a)	8.1250	Perpetual	1,043,125
2,000,000	Barclays PLC (a)	8.2500	Perpetual	2,140,000
3,000,000	Barclays PLC (a)	7.8750	Perpetual	3,268,290
3,000,000	BNP Paribas SA (a)	6.7500	Perpetual	3,166,140
3,000,000	Citigroup, Inc. (a)	1.7387	8/25/2036	2,526,030
1,000,000	Citigroup, Inc. (a)	5.8750	Perpetual	1,043,750
4,000,000	Credit Suisse Group AG (a)	7.1250	Perpetual	4,287,000
1,000,000	Goldman Sachs Group, Inc. (a)	5.7000	Perpetual	1,033,750
3,053,000	ING Capital Funding Trust III (a)	4.7468	Perpetual	3,056,816
2,500,000	JPMorgan Chase & Co. (a)	7.9000	Perpetual	2,597,625
1,000,000	Morgan Stanley (a)	5.4500	Perpetual	1,027,500
3,000,000	Societe Generale SA (a)	7.3750	Perpetual	3,232,596
3,000,000	VTB Bank PJSC via VTB Eurasia DAC (a)	9.5000	Perpetual	3,368,010
				32,824,382
	INSURANCE - 1.6%
2,000,000	Genworth Holdings, Inc. (a)	3.1843	11/15/2066	865,000
3,000,000	XLIT Ltd. (a)	3.6159	Perpetual	2,655,000
				3,520,000
	OIL & GAS - 9.0%
2,000,000	Antero Resources Corp.	5.3750	11/1/2021	2,065,000
4,000,000	Antero Resources Corp.	5.1250	12/1/2022	4,065,000
3,000,000	Citgo Holding, Inc. (b)	10.7500	2/15/2020	3,255,000
2,000,000	Continental Resources, Inc.	5.0000	9/15/2022	2,010,000
1,500,000	Oasis Petroleum, Inc.	6.8750	3/15/2022	1,524,375
2,000,000	Range Resources Corp. (b)	5.0000	3/15/2023	1,957,500
1,000,000	Transocean, Inc.	8.1250	12/15/2021	1,047,500
3,000,000	Transocean, Inc. (b)	9.0000	7/15/2023	3,150,000
				19,074,375
	OTHER ABS - 51.8%
2,855,000	ALM 2016-19A A1 (a,b)	2.7084	7/15/2028	2,878,321
2,000,000	AMMC 2014-14A A1L (a,b)	2.6062	7/27/2026	2,002,444
1,355,000	Anchorage Capital CLO 2015-6A C (a,b)	4.0084	4/15/2027	1,363,947
2,175,000	Apidos CLO XII 2013-12A A (a,b)	2.2584	4/15/2025	2,177,454
855,000	Apidos CLO XVI 2013-16A B (a,b)	3.9584	1/19/2025	858,351
2,250,000	Apidos CLO XVII 2014-17A A1R (a,b)	2.4684	4/17/2026	2,258,431
1,280,000	Apidos CLO XX 2015-20A A1R (a,b)	2.4884	1/16/2027	1,283,840
3,000,000	Ares XXVI CLO Ltd. 2013-A1 A (a,b)	2.2584	4/15/2025	2,997,906
2,855,000	Ares XXVIII CLO Ltd. 2013-3A B1R (a,b)	2.6584	10/17/2024	2,858,392
2,301,000	Atlas Senior Loan Fund V Ltd. 2014-1A AR (a,b)	2.5884	7/16/2026	2,306,234
855,000	Avery Point II CLO 2013-1A 2AC Ltd. 2A (a,b)	3.9084	7/17/2025	855,810
3,000,000	Avery Point VII CLO Ltd. 2015-7A A1(a,b)	2.6584	1/15/2028	3,026,440
2,000,000	Babson CLO Ltd 2013-IA A (a,b)	2.2562	4/20/2025	2,003,994
1,855,000	Babson CLO Ltd 2015-IIA C (a,b)	3.9062	7/20/2027	1,864,463
2,500,000	Bluemountain CLO III 2007-3D (a,b)	2.5482	3/17/2021	2,510,711
855,000	BlueMountain CLO 2013-2A C (a,b)	3.8032	1/22/2025	856,541
2,855,000	BlueMountain CLO 2014-1A A1R(a,b)	2.4296	4/30/2026	2,864,044
2,500,000	Canaras Summit CLO Ltd. 2007-1AD (a,b)	3.4018	6/19/2021	2,503,745
1,025,000	Carlyle Global Market Strategies CLO 2013-3A 1A1 (a,b)	2.2784	7/15/2025	1,026,268
2,000,000	Carlyle Global Market Strategies CLO 2014-3A BR (a,b)	3.3204	7/27/2026	2,002,980
2,020,000	Carlyle Global Market Strategies CLO 2014-4A A1R (a,b)	2.3584	10/15/2026	2,025,509
1,000,000	Carlyle Global Market Strategies CLO 2015-5A A1A (a,b)	2.7062	1/20/2028	1,008,255
855,000	Cent CLO 2013-18A C1 (a,b)	3.6732	7/23/2025	853,500
1,890,000	CIFC Funding Ltd. 2013-1A A1 (a,b)	2.3084	4/16/2025	1,893,911
1,605,000	CIFC Funding 2014-1A B1R (a,b)	2.7584	4/18/2025	1,607,980
1,755,000	CIFC Funding 2014-2A A1LR (a,b)	2.3920	5/24/2026	1,756,788
855,000	CIFC Funding 2015-2A C (a,b)	4.1584	4/15/2027	855,317
1,855,000	CIFC Funding 2015-4A A2 (a,b)	3.3562	10/20/2027	1,873,365
1,945,000	Dryden 38 Senior Loan Fund 2015-38A A (a,b)	2.5884	7/15/2027	1,956,415
2,355,000	Dryden 45 Senior Loan Fund 2016-45A B (a,b)	2.9584	7/15/2027	2,362,029
2,626,044	Dryden XXIV Senior Loan Fund - 2012-24RA AR (a,b)	2.4718	11/15/2023	2,631,730

See accompanying notes to financial statements.

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Continued)
May 31, 2017

Principal		Coupon Rate
Amount ($) *		(%)	Maturity	Value ($)
	OTHER ABS - 51.8% (Continued)
2,500,000	Dryden XXVI Senior Loan Fund 2013-26A C (a,b)	3.6584	7/15/2025	2,509,319
2,333,762	Finn Square CLO 2012-1A A1R. (a,b)	2.3668	12/24/2023	2,336,791
855,000	GoldenTree Loan Opportunities 2013-7AA(a,b)	2.3062	4/25/2025	857,350
2,040,000	Hillmark Funding Ltd. 2006-1AB (a.b)	1.8717	5/21/2021	2,003,582
1,000,000	LCM Ltd. Partnerships 16A A (a,b)	2.6584	7/15/2026	1,004,340
250,000	Madison Park Funding 2014-12A B1R (a,b)	2.8062	7/20/2026	251,441
1,355,000	Madison Park Funding 2014-13A CR (a,b)	3.3084	1/19/2025	1,359,986
2,000,000	Neuberger Berman CLO 2014-17A B1R (a,b)	2.9760	4/22/2029	2,005,000
1,900,000	Neuberger Berman CLO 2014-17A CR (a,b)	3.7760	4/22/2029	1,911,875
855,000	Nomad CLO 2013-1A B Ltd. (a,b)	4.1084	1/15/2025	859,305
2,000,000	OCP CLO 2016-12A A1 (a,b)	2.7284	10/18/2028	2,015,500
3,145,000	OHA Credit Partners VIII Ltd. 2013-8A A (a,b)	2.2762	4/20/2025	3,148,110
1,855,000	OHA Credit Partners VIII Ltd. 2013-8A C (a,b)	3.8562	4/20/2025	1,864,472
1,950,000	OZLM XII Ltd. 2015-12A A1 (a,b)	2.6196	4/30/2027	1,954,107
1,855,000	OZLM XII Ltd. 2015- 12A A2 (a,b)	3.1696	4/30/2027	1,862,200
2,780,000	Race Point VIII CLO Ltd. 2013-8A AR (a,b)	2.5117	2/20/2030	2,788,145
855,000	Race Point VIII CLO Ltd. 2013-8A CR (a,b)	3.6717	2/20/2030	857,138
1,500,000	Sound Point CLO VI Ltd. 2014-2A CR (a,b)	3.4262	10/20/2026	1,499,868
1,878,533	Symphony CLO XI Ltd. 2013-11A A (a,b)	2.4584	1/17/2025	1,882,545
2,000,000	Symphony CLO XV Ltd. 2014-15A CR (a,b)	3.3584	10/17/2026	2,004,256
3,630,000	Treman Park CLO Ltd. 2015-1A AR (a,b)	2.5262	4/20/2027	3,634,025
4,855,000	Venture XIV CLO Ltd. 2014-18A A (a,b)	2.6084	10/15/2026	4,864,268
605,000	Venture XVIII CLO Ltd. 2013-14A C (a,b)	3.9504	8/28/2025	606,527
2,855,000	Voya CLO 2012-3A CR (a,b)	4.1084	10/15/2022	2,862,084
1,855,000	Voya CLO 2015-1A A2 (a,b)	3.2584	4/18/2027	1,862,197
1,700,000	Wind River 2014-1A CR (a,b)	3.4084	4/18/2026	1,705,304
				109,834,850

	TOTAL BONDS & NOTES (Cost - $164,386,914)			165,253,607

	CONVERTIBLE BONDS - 3.2%
	BIOTECHNOLOGY - 1.3%
3,000,000	Intercept Pharmaceuticals, Inc.	3.2500	7/1/2023	2,814,375

	REITS - 1.9%
4,000,000	IAS Operating Partnership LP (b)	5.0000	3/15/2018	4,062,500

	TOTAL CONVERTIBLE BONDS (Cost - $6,822,500)			6,876,875

	U.S. GOVERNMENT & AGENCY - 7.1%
	U.S. TREASURY OBLIGATIONS - 7.1%
10,000,000	United States Treasury Bill #	0.0000	7/27/2017	9,989,554
5,000,000	United States Treasury Note	2.2500	2/15/2027	5,019,335
	TOTAL U.S. GOVERNMENT & AGENCY (Cost - $14,952,992)			15,008,889

		Dividend Rate
Shares		(%)
	PREFERRED STOCKS - 1.4%
	AUCTION RATE PREFERRED STOCKS - 0.5%
27	Eaton Vance Senior Floating-Rate Trust (c,d,e)	0.7370	Perpetual	641,250
18	Eaton Vance Senior Floating-Rate Trust (c,d,e)	0.7370	Perpetual	427,500
				1,068,750
	OIL & GAS - 0.9%
12,500	Hess Corp.	8.0000	2/1/2019	701,125
25,000	WPX Energy, Inc.	6.2500	7/31/2018	1,267,250
				1,968,375

	TOTAL PREFERRED STOCKS (Cost - $3,310,450)			3,037,125

See accompanying notes to financial statements.

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Continued)
May 31, 2017

Shares		Value ($)
	OPEN ENDED MUTUAL FUND - 0.4%
	REAL ESTATE FUND - 0.4%
41,118	Cole Real Estate Income Strategy Daily NAV, Inc. (Cost - $750,000)	747,533

	SHORT - TERM INVESTMENTS - 9.7%
	MONEY MARKET FUND - 9.7%
20,539,714	Federated Treasury Obligations Fund 0.66% (a) (Cost - $20,539,714)	20,539,714

	TOTAL INVESTMENTS - 99.7% (Cost - $210,762,570) (f)	$211,463,743
	OTHER ASSETS LESS LIABILITIES- 0.3%	631,133
	NET ASSETS - 100.0%	$212,094,876

	SECURITIES SOLD SHORT
	COMMON STOCK - (0.5)%
	OIL & GAS - (0.5)%
(95,000)	WPX Energy, Inc. ^ (Proceeds - $1,103,086) (f)	$(1,027,899)

ABS - Asset Backed Security

CLO - Collateralized Loan Obligation

REIT - Real Estate Investment Trust

Perpetual - Perpetual bonds are fixed income instruments without defined maturity dates.

*	Principal is in US Dollar unless otherwise noted.

#	Segregated as collateral for securities sold short.

^	Non-income producing security.

(a)	Variable rate security; the rate shown represents the rate at May 31, 2017.

(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At May 31, 2017, these securities amounted to $122,259,850 or 57.6% of net assets.

(c)	The value of this security has been determined in good faith under the polices of the Board of Trustees.

(d)	The Advisor or Trustees have determined these securities to be illiquid. At May 31, 2017, these securities amounted to $1,068,750 or 0.5% of net assets.

(e)	Rate shown represents the dividend rate as of May 31, 2017.

(f)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $209,641,339 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$1,502,051
Unrealized Depreciation:	(707,546)
Net Unrealized Appreciation:	$794,505

See accompanying notes to financial statements.

Leader Total Return Fund
Investment Highlights (Unaudited)
May 31, 2017

The primary investment objective of the Fund is to seek income and capital appreciation to produce a high total return. The Fund expects to achieve its objectives by investing primarily in domestic and foreign fixed income securities of various maturities and credit qualities that are denominated in U.S. dollars or foreign currencies. The Fund’s investment advisor, Leader Capital Corp. (the “Advisor”), allocates Fund assets among various fixed income sectors, maturities and specific issues using an opportunistic approach by assessing risk and reward among fixed income peer groups. The Fund’s sector breakdown as of May 31, 2017 is listed below which may differ from the Portfolio of Investments which is listed by industry subgroup.

Sector Breakdown

% of Portfolio of Investments

Asset Backed Securities, 29.78%
Consumer, Non-cyclical, 2.29%
Energy, 19.57%
Financial, 24.59%
Funds, 7.59%
Government, 16.18%

Leader Total Return Fund
Investment Highlights (Unaudited) (Continued)
May 31, 2017

The Fund’s performance figures* for each the periods ending May 31, 2017, compared to its benchmark:

	Returns greater than 1 year are annualized
				Date of Inception
	1 Year	3 Year	5 Year	July 30, 2010	March 21, 2012	August 8, 2012
Leader Total Return Fund - Investor Class	5.57%	(1.77)%	3.85%	3.40%	N/A	N/A
Leader Total Return Fund - Institutional Class	6.22%	(1.02)%	4.63%	4.04%	N/A	N/A
Leader Total Return Fund - Class A	5.69%	(1.74)%	3.87%	N/A	3.06%	N/A
Leader Total Return Fund - Class A with Load **	4.11%	(2.90)%	3.14%	N/A	2.35%	N/A
Leader Total Return Fund - Class C	5.16%	(2.20)%	N/A	N/A	N/A	2.73%
Barclays US Intermediate Aggregate Index ***	1.58%	2.53%	2.24%	3.12%	2.61%	2.13%

Comparison of the Change in Value of a $10,000 Investment | July 30, 2010 – May 31, 2017

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than one year are annualized. The Fund’s total annual operating expense ratios are 1.56%, 1.06%, 1.56% and 2.06% for Investor Class, Institutional Class, Class A and Class C shares, respectively, per the Fund’s prospectus dated September 27, 2016. Class C shares are subject to a maximum deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. For performance information current to the most recent month-end, please call 1-800-711-9164.

**	Class A with load total return is calculated using the maximum sales charge 1.50%. Prior to May 21, 2015, the maxium sales charge 3.50%.

***	Barclays US Intermediate Aggregate Index measures the performance of the U.S. investment grade bond market. The index invests in a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States - including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year. Investors may not invest directly in an index. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Leader Total Return Fund
PORTFOLIO OF INVESTMENTS
May 31, 2017

Principal		Coupon
Amount ($) *		Rate (%)	Maturity	Value ($)
	BONDS & NOTES - 68.5%
	ASSET BACKED - 1.2%
500,000	OnDeck Capital, Inc. (a,b) +	7.0000	8/15/2017	514,625

	BANKS - 18.2%
1,000,000	Barclays PLC (b)	7.8750	Perpetual	1,089,430
500,000	BNP Paribas SA (b,c)	6.7500	Perpetual	528,800
1,000,000	BNP Paribas SA (b)	6.7500	Perpetual	1,055,380
1,500,000	Citigroup, Inc. (b)	1.7387	8/25/2036	1,263,015
1,000,000	Credit Suisse Group AG (b)	7.1250	Perpetual	1,071,750
750,000	ING Capital Funding Trust III (b)	4.7468	Perpetual	750,937
1,000,000	JPMorgan Chase & Co. (b)	5.1500	Perpetual	1,019,100
1,000,000	Societe Generale SA (b)	7.3750	Perpetual	1,077,532
				7,855,944
	INSURANCE - 5.1%
2,500,000	XLIT Ltd. (b)	3.6159	10/29/2049	2,212,500

	OIL & GAS - 17.9%
1,500,000	Antero Resources Corp.	5.1250	12/1/2022	1,524,375
1,500,000	Citgo Holding, Inc. (c)	10.7500	2/15/2020	1,627,500
1,000,000	Continental Resources, Inc.	5.0000	9/15/2022	1,005,000
500,000	Oasis Petroleum, Inc.	6.8750	3/15/2022	508,125
1,000,000	Petrobras International Finance Co.	5.3750	1/27/2021	1,023,300
1,000,000	Range Resources Corp. (c)	5.0000	3/15/2023	978,750
1,000,000	Transocean, Inc.	8.1250	12/15/2021	1,047,500
				7,714,550
	OTHER ABS - 26.1%
500,000	Avery Point II CLO 2013-2A C Ltd. (b,c)	3.9084	7/17/2025	500,474
525,000	BlueMountain CLO 2013-2A C Ltd. (b,c)	3.8032	1/22/2025	525,946
500,000	Canyon Capital CLO 2014-1A B (b,c)	3.8196	4/30/2025	500,486
1,000,000	Carlyle Global Market Strategies CLO 2014-3A BR (b,c)	3.3204	7/27/2026	1,001,490
2,500,000	Cavalry CLO V Ltd. 2014-5A D (b,c)	4.6584	1/16/2024	2,513,456
392,157	Cent CLO 17 2013-17A B (b,c)	4.1696	1/30/2025	392,996
782,000	CIFC Funding 2012-2A A3R (b,c)	3.9181	12/5/2024	785,066
500,000	Dryden Senior Loan Fund 2013 -28A A3L (b,c)	3.6584	7/15/2025	501,864
500,000	Dryden Senior Loan Funding 2013 -26A C (b,c)	3.8818	8/15/2025	500,026
500,000	Madison Park Funding 2014-13A CR (b,c)	3.3084	1/19/2025	501,840
750,000	Nomad CLO 2013-1A B (b,c)	4.1084	1/15/2025	753,776
1,000,000	Race Point CLO Ltd. 2013-8A CR (b,c)	3.6717	2/20/2030	1,002,500
500,000	Sound Point CLO Ltd. 2014-2A CR (b,c)	3.4262	10/20/2026	499,956
260,000	Voya CLO 2013-1A B (b,c)	4.0584	4/15/2024	260,485
1,000,000	Voya CLO 2013-2A B (b,c)	3.8362	4/25/2025	1,003,844
				11,244,205

	TOTAL BONDS & NOTES (Cost - $28,722,462)			29,541,824

	CONVERTIBLE BOND - 2.2%
	BIOTECHNOLOGY - 2.2%
1,000,000	Intercept Pharmaceuticals, Inc. (Cost - $929,375)	3.2500	7/1/2023	938,125

	U.S. GOVERNMENT & AGENCY - 15.4%
	U.S. TREASURY OBLIGATIONS - 15.4%
2,000,000	United States Treasury Bill #	0.0000	7/27/2017	1,997,526
4,500,000	United States Treasury Note	3.0000	2/15/2047	4,626,475
	TOTAL U.S. TREASURY OBLIGATIONS ( Cost - $6,509,390)			6,624,001

Shares
	PREFERRED STOCK - 1.7%
	OIL & GAS - 1.7%
4,000	Hess Corp.	8.0000	2/1/2019	224,360
10,000	WPX Energy, Inc.	6.2500	7/31/2018	506,900
	TOTAL PREFERRED STOCK (Cost - $814,430)			731,260

See accompanying notes to financial statements.

Leader Total Return Fund
PORTFOLIO OF INVESTMENTS (Continued)
May 31, 2017

Shares		Value ($)
	SHORT-TERM INVESTMENTS - 7.2%
	MONEY MARKET FUND - 7.2%
3,107,081	Federated Treasury Obligations Fund 0.66% (b)
	(Cost - $3,107,081)	3,107,081

	TOTAL INVESTMENTS - 95.0% (Cost - $40,082,738) (d)	$40,942,291
	OTHER ASSETS LESS LIABILITIES - 5.0%	2,183,585
	NET ASSETS - 100.0%	$43,125,876

	SECURITIES SOLD SHORT
	COMMON STOCK - (1.0)%
	OIL & GAS - (1.0)%
(40,000)	WPX Energy, Inc. ^ (Proceeds - $464,458) (d)	$(432,800)

ABS - Asset Backed Securities

CLO - Collateralized Loan Obligation

Perpetual - Perpetual bonds are fixed income instruments without defined maturity dates.

*	Principal is in US Dollar unless otherwise noted.

+	The value of this security has been determined in good faith under the policies of the Board of Trustees.

#	Segregated as collateral for securities sold short

^	Non-Income producing securitiy.

(a)	The Advisor or Trustees have determined this security to be illiquid at May 31, 2017, this security amounted to $514,625 or 1.2% of net assets.

(b)	Variable rate security; the rate shown represents the rate at May 31, 2017.

(c)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At May 31, 2017, these securities amounted to $14,379,255 or 33.3% of net assets.

(d)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $39,698,919 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$990,091
Unrealized Depreciation:	(179,519)
Net Unrealized Appreciation:	$810,572

See accompanying notes to financial statements.

Leader Floating Rate Fund
Investment Highlights (Unaudited)
May 31, 2017

The primary investment objective of the Fund is to deliver a high level of current income, with a secondary objective of capital appreciation. The Fund expects to achieve its objectives by investing in a portfolio of investment grade and non-investment grade debt securities, both domestic and foreign. The Fund’s investment advisor, Leader Capital Corp. (the “Advisor”), utilizes a fundamental top-down analysis, meaning the Advisor analyzes the economy, interest rate cycles, the supply and demand for credit and the characteristics of individual securities in making investment selections. The Fund’s sector breakdown as of May 31, 2017 is listed below which may differ from the Portfolio of Investments which is listed by industry subgroup.

Sector Breakdown
% of Portfolio of Investments
Funds, 5.89%
Asset Backed Securities,
94.11%

Leader Floating Rate Fund
Investment Highlights (Unaudited) (Continued)
May 31, 2017

The Fund’s performance figures* for the period ending May 31, 2017, compared to its benchmark:

Since Inception
December 29, 2016
Leader Floating Rate Fund - Investor Class	0.57%
Leader Floating Rate Fund - Institutional Class	0.84%
S&P/LSTA Leveraged Loan Total Return Index**	1.38%

Comparison of the Change in Value of a $10,000 Investment | December 29, 2016 – May 31, 2017

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns less than one year are not annualized. The Fund’s total annual operating expense ratios, excluding any fee waivers or expense reimbursements, are 1.21% and 0.83% for Investor Class and Institutional Class, respectively, per the Fund’s prospectus dated December 30, 2016. For performance information current to the most recent month-end, please call 1-800-711-9164.

**	The S&P/LSTA Leveraged Loan Total Return Index is a market value weighted index designed to measure the performance of the U.S. leveraged loan market based upon market weightings, spreads and interest payments. Investors may not invest directly in an index. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Leader Floating Rate Fund
PORTFOLIO OF INVESTMENTS
May 31, 2017

Principal		Coupon
Amount ($) *		Rate (%)	Maturity	Value ($)
	BONDS & NOTES - 93.0%
	ASSET BACKED - 93.0%
145,000	ALM XIV 2016-19A A1 Ltd. (a,b)	2.7084	7/15/2028	146,184
145,000	Anchorage Capital CLO 2015-6A C Ltd. (a,b)	4.0084	4/15/2027	145,957
145,000	Apidos CLO XVI 2013-16A B (a,b)	3.9584	1/19/2025	145,568
145,000	Ares CLO Ltd. 2013-3A B1R (a,b)	2.6584	10/17/2024	145,172
145,000	Avery Point II CLO 2013-2A-C Ltd. (a,b)	3.9084	7/17/2025	145,137
145,000	Babson CLO 2015-2A C Ltd. (a,b)	3.9062	7/20/2027	145,740
145,000	BlueMountain CLO 2013-2A C Ltd. (a,b)	3.8032	1/22/2025	145,261
145,000	BlueMountain CLO 2014-1A A1R Ltd. (a,b)	2.4296	4/30/2026	145,459
145,000	Cent CLO 2013-18A C1 Ltd. (a,b)	3.6732	7/23/2025	144,746
145,000	CIFC Funding 2013-1A Ltd. (a,b)	2.3084	4/16/2025	145,300
145,000	CIFC Funding 2014-1A B1R (a,b)	2.7584	4/18/2025	145,269
145,000	CIFC Funding 2015-2A C Ltd. (a,b)	4.1584	4/15/2027	145,054
145,000	CIFC Funding 2015-4A A2 Ltd. (a,b)	3.3562	10/20/2027	146,436
145,000	Dryden Senior Loan Fund 2016 -45A B (a,b)	2.9584	7/15/2027	145,433
145,000	GoldenTree Loan Opportunities 2013-7A A Ltd. (a,b)	2.3062	4/25/2025	145,399
145,000	Madison Park Funding 2014 - 13A CR Ltd. (a,b)	3.3084	1/19/2025	145,534
100,000	Neuberger Berman CLO 2014-17A CR	3.7760	4/22/2029	100,625
145,000	Nomad CLO Ltd. 2013-1A B (a,b)	4.1084	1/15/2025	145,730
145,000	OHA Credit Partners Ltd. 2013-8A A (a,b)	2.2762	4/20/2025	145,143
145,000	OHA Credit Partners Ltd. 2013-8A C (a,b)	3.8562	4/20/2025	145,740
145,000	OZLM Ltd. 2015-12A A2 (a,b)	3.1696	4/30/2027	145,563
145,000	Race Point CLO Ltd. 2013-8A CR (a,b)	3.6717	2/20/2030	145,363
145,000	Venture CLO Ltd. 2013-14A C (a,b)	3.9504	8/28/2025	145,366
145,000	Venture CLO Ltd. 2014-18A A (a,b)	2.6084	10/15/2026	145,277
145,000	Voya CLO 2012-3 Ltd. 2012-3A CR (a,b)	4.1084	10/15/2022	145,360
145,000	Voya CLO 2015-1 Ltd. 2015-1A A2 (a,b)	3.2584	4/18/2027	145,563
	TOTAL ASSET BACKED SECURITIES ( Cost - $3,736,540)			3,737,379

Shares
	SHORT-TERM INVESTMENTS - 5.8%
	MONEY MARKET FUND - 5.8%
234,199	Federated Treasury Obligations Fund 0.66% (a)
	(Cost - $234,199)			234,199

	TOTAL INVESTMENTS - 98.8% (Cost - $3,970,739) (c)			$3,971,578
	OTHER ASSETS LESS LIABILITIES - 1.2%			48,858
	NET ASSETS - 100.0%			$4,020,436

CLO - Collateralized Loan Obligation

*	Principal is in US dollars unless otherwise noted.

(a)	Variable rate security; the rate shown represents the rate at May 31, 2017.

(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At May 31, 2017, these securities amounted to $3,737,379 or 93.0% of net assets.

(c)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $3,970,739 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$3,316
Unrealized Depreciation:	(2,477)
Net Unrealized Appreciation:	$839

See accompanying notes to financial statements.

Leader Funds
STATEMENTS OF ASSETS AND LIABILITIES
May 31, 2017

	Leader Short-Term	Leader Total Return	Leader Floating Rate
	Bond Fund	Fund	Fund
ASSETS
Investment securities:
At cost	$210,762,570	$40,082,738	$3,970,739
At value	$211,463,743	$40,942,291	$3,971,578
Cash held at broker	1,103,087	464,458	—
Foreign currency (cost $2,245,968, $0 and $0, respectively)	2,034,587	—	—
Receivable for securities sold	5,487,224	1,982,761	—
Dividends and interest receivable	1,410,109	359,811	13,506
Receivable for Fund shares sold	31,134	3,593	—
Due from advisor	—	—	79,578
Prepaid expenses and other assets	37,351	41,821	3,100
TOTAL ASSETS	221,567,235	43,794,735	4,067,762

LIABILITIES
Payable for Fund shares redeemed	5,171,409	7,318	2,372
Payable for investments purchased	2,920,495	125,000	—
Securities sold short (proceeds $1,103,086, $464,458 and $0, respectivley)	1,027,899	432,800	—
Investment advisory fees payable	144,162	20,509	—
Payable to related parties	43,131	33,010	6,975
Distribution (12b-1) fees payable	60,977	10,079	552
Dividends payable	—	—	449
Accrued expenses and other liabilities	104,286	40,143	36,978
TOTAL LIABILITIES	9,472,359	668,859	47,326
NET ASSETS	$212,094,876	$43,125,876	$4,020,436

Net Assets Consist Of:
Paid in capital	$289,250,213	$76,448,414	$4,015,883
Accumulated net investment income	27,238	—	3,303
Accumulated net realized gain (loss) from investments and foreign currency transactions	(77,747,554)	(34,213,749)	411
Net unrealized appreciation on investments and foreign currency	564,979	891,211	839
NET ASSETS	$212,094,876	$43,125,876	$4,020,436

Net Asset Value Per Share:
Investor Class Shares:
Net Assets	$89,743,279	$14,209,029	$1,857,141
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	9,997,731	1,479,470	185,319
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$8.98	$9.60	$10.02
Institutional Class Shares:
Net Assets	$106,391,554	$22,290,815	$2,163,295
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	11,759,668	2,332,068	215,783
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.05	$9.56	$10.03
Class A Shares:
Net Assets	$10,025,608	$4,292,031	$—
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,118,712	447,765	—
Net asset value (Net Assets ÷ Shares Outstanding), and redemption price per share	$8.96	$9.59	$—
Offering price per share (net asset value plus maximum sales charge of 1.50%)	$9.10	$9.74	$—
Class C Shares:
Net Assets	$5,934,435	$2,334,001	$—
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	660,348	241,670	—
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (1)	$8.99	$9.66	$—

(1)	Class C shares are subject to a 1.00% CDSC on shares redeemed within the first 12 months of purchase.

See accompanying notes to financial statements.

Leader Funds
STATEMENTS OF OPERATIONS
For the Year/ Period Ended May 31, 2017

	Leader Short-Term	Leader Total Return	Leader Floating
	Bond Fund	Fund	Rate Fund (a)
INVESTMENT INCOME
Interest	$9,586,882	$2,360,386	$24,716
Dividends	2,201,272	424,338	—
TOTAL INVESTMENT INCOME	11,788,154	2,784,724	24,716

EXPENSES
Investment advisory fees	2,395,051	439,695	6,018
Distribution (12b-1) fees:
Investor Class	696,011	80,145	1,592
Class A	73,391	36,160	—
Class C	83,160	37,221	—
Administrative services fees	268,756	54,783	12,281
Transfer agent fees	115,533	46,981	9,547
Registration fees	82,774	50,803	14,000
Accounting services fees	75,232	64,749	5,492
Professional fees	62,184	46,158	23,339
Printing expenses	48,288	10,086	10,000
Interest expense	157,629	24,151	—
Dividend expense on securities sold short	35,000	2,500	—
Non 12b-1 shareholder servicing fees	22,479	6,928	—
Trustees’ fees and expenses	6,964	9,440	4,000
Insurance expense	13,992	2,945	200
Chief compliance officer fees	20,493	6,102	4,400
Other expenses	22,450	6,029	2,400
TOTAL EXPENSES	4,179,387	924,876	93,269

Less: Expense waived or reimbursed by the Advisor	—	—	(85,596)
NET EXPENSES	4,179,387	924,876	7,673

NET INVESTMENT INCOME	7,608,767	1,859,848	17,043

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY AND SECURITIES SOLD SHORT
Net realized gain (loss) from:
Investments	(2,979,288)	(1,230,176)	411
Foreign currency transactions	(276)	—	—
Securities sold short	(2,392,933)	(344,555)	—
Net realized gain (loss)	(5,372,497)	(1,574,731)	411

Net change in unrealized appreciation (depreciation) on:
Investments	1,983,410	3,241,500	839
Foreign currency translations	224,456	—	—
Securities sold short	75,187	31,658
Net change in unrealized appreciation	2,283,053	3,273,158	839

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY TRANSACTIONS AND SECURITIES SOLD SHORT	(3,089,444)	1,698,427	1,250

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,519,323	$3,558,275	$18,293

(a)	The Leader Floating Rate Fund commenced operations on December 29, 2016.

See accompanying notes to financial statements.

Leader Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Leader		Leader		Leader Floating
	Short-Term Bond Fund		Total Return Fund		Rate Fund

	Year Ended		Year Ended		Peirod Ended
	May 31, 2017	May 31, 2016	May 31, 2017	May 31, 2016	May 31, 2017 (a)
FROM OPERATIONS
Net investment income	$7,608,767	$18,144,400	$1,859,848	$7,055,475	$17,043
Net realized gain (loss) from investments, forward currency exchange contracts and foreign currency transactions	(5,372,497)	(68,255,160)	(1,574,731)	(30,223,768)	411
Net change in unrealized appreciation on investments, forward currency exchange contracts and foreign currency translations	2,283,053	2,890,012	3,273,158	1,871,362	839
Net increase (decrease) in net assets resulting from operations	4,519,323	(47,220,748)	3,558,275	(21,296,931)	18,293

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Investor Class	(2,845,767)	(4,616,924)	(396,451)	(1,479,373)	(5,118)
Institutional Class	(3,844,004)	(9,509,889)	(956,948)	(3,017,589)	(8,622)
Class A	(294,790)	(668,783)	(191,599)	(891,148)	—
Class C	(132,515)	(225,119)	(84,927)	(256,868)	—
From paid in capital:
Investor Class	(178,956)	(1,073,388)	(59,416)	(342,855)	—
Institutional Class	(212,154)	(1,836,353)	(126,011)	(794,613)	—
Class A	(19,992)	(133,624)	(20,515)	(194,372)	—
Class C	(11,834)	(48,537)	(7,271)	(85,485)	—
Net decrease in net assets from distributions to shareholders	(7,540,012)	(18,112,617)	(1,843,138)	(7,062,303)	(13,740)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Class	7,476,961	80,804,971	1,777,931	8,480,108	2,254,500
Institutional Class	28,012,854	156,926,857	8,668,870	24,518,076	2,187,230
Class A	146,408	6,323,322	415,401	2,426,796	—
Class C	128,061	2,182,404	65,016	805,640	—
Net asset value of shares issued in reinvestment of distributions to shareholders:
Investor Class	2,490,818	4,979,761	320,459	1,438,893	5,111
Institutional Class	3,166,018	7,315,949	1,048,828	3,508,661	8,100
Class A	232,257	505,856	154,986	728,883	—
Class C	115,152	229,145	85,817	308,974	—
Payments for shares redeemed:
Investor Class	(111,829,285)	(205,052,294)	(8,456,534)	(62,447,154)	(403,922)
Institutional Class	(169,103,100)	(385,131,948)	(30,381,524)	(112,960,045)	(35,136)
Class A	(13,831,311)	(26,051,095)	(6,516,323)	(27,502,998)	—
Class C	(6,715,393)	(8,842,028)	(3,642,181)	(6,919,657)	—
Net increase (decrease) in net assets from shares of beneficial interest	(259,710,560)	(365,809,100)	(36,459,254)	(167,613,823)	4,015,883

TOTAL INCREASE (DECREASE) IN NET ASSETS	(262,731,249)	(431,142,465)	(34,744,117)	(195,973,057)	4,020,436
NET ASSETS
Beginning of Year/Period	474,826,125	905,968,590	77,869,993	273,843,050	—
End of Year/Period *	$212,094,876	$474,826,125	$43,125,876	$77,869,993	$4,020,436
* Includes accumulated net investment income (loss) of:	$27,238	$(521,651)	$—	$(231,194)	$3,303

(a)	The Leader Floating Rate Fund commenced operations on December 29, 2016.

See accompanying notes to financial statements.

Leader Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Leader		Leader		Leader Floating
	Short-Term Bond Fund		Total Return Fund		Rate Fund

	Year Ended		Year Ended		Peirod Ended
	May 31, 2017	May 31, 2016	May 31, 2017	May 31, 2016	May 31, 2017 (a)
SHARE ACTIVITY
Investor Class:
Shares Sold	830,340	8,522,414	186,801	824,373	225,160
Shares Reinvested	276,890	531,873	33,740	145,441	511
Shares Redeemed	(12,429,551)	(21,977,700)	(890,217)	(6,324,799)	(40,352)
Net increase (decrease) in shares of beneficial interest outstanding	(11,322,321)	(12,923,413)	(669,676)	(5,354,985)	185,319

Institutional Class:
Shares Sold	3,087,031	16,226,627	917,878	2,466,443	218,481
Shares Reinvested	349,247	774,874	110,922	359,064	808
Shares Redeemed	(18,623,119)	(41,202,465)	(3,216,856)	(11,499,783)	(3,506)
Net increase (decrease) in shares of beneficial interest outstanding	(15,186,841)	(24,200,964)	(2,188,056)	(8,674,276)	215,783

Class A :
Shares Sold	16,283	661,445	43,842	239,469	—
Shares Reinvested	25,876	54,116	16,356	74,346	—
Shares Redeemed	(1,537,587)	(2,809,556)	(687,291)	(2,892,554)	—
Net decrease in shares of beneficial interest outstanding	(1,495,428)	(2,093,995)	(627,093)	(2,578,739)	—

Class C :
Shares Sold	14,138	227,516	6,833	81,562	—
Shares Reinvested	12,779	24,403	8,991	31,595	—
Shares Redeemed	(743,071)	(947,870)	(381,746)	(710,654)	—
Net decrease in shares of beneficial interest outstanding	(716,154)	(695,951)	(365,922)	(597,497)	—

(a)	The Leader Floating Rate Fund commenced operations on December 29, 2016.

See accompanying notes to financial statements.

Leader Short-Term Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented.

	Investor Class
	Year Ended May 31,
	2017		2016	2015	2014	2013
Net asset value, beginning of year	$9.05		$9.79	$10.10	$9.87	$9.46
Activity from investment operations:
Net investment income (1)	0.20		0.19	0.24	0.25	0.27
Net realized and unrealized gain (loss) on investments	(0.08)		(0.74)	(0.23)	0.26	0.44
Total from investment operations	0.12		(0.55)	0.01	0.51	0.71
Less distributions from:
Net investment income	(0.17)		(0.15)	(0.24)	(0.28)	(0.30)
Net realized gains	—		—	(0.08)	—	—
Return of capital	(0.02)		(0.04)	—	—	—
Total distributions	(0.19)		(0.19)	(0.32)	(0.28)	(0.30)
Net asset value, end of year	$8.98		$9.05	$9.79	$10.10	$9.87
Total return (2)	1.34	% (3)	(5.60)%	0.11%	5.27%	7.60%
Net assets, end of year (000s)	$89,743		$193,008	$335,258	$437,626	$253,253
Ratio of net expenses to average net assets:
excluding dividends and interest expense (4)	1.48%		1.42%	1.43%	1.44%	1.47%
Ratio of net expenses to average net assets including dividend and interest expense (4)	1.54%		1.41%	1.43%	1.44%	1.47%
Ratio of net investment income to average net assets (4,5)	2.16%		2.08%	2.38%	2.48%	2.75%
Portfolio Turnover Rate	143.80%		106.98%	71.38%	85.13%	151.19%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year.

(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions.

(3)	Performance would have been 1.22% if the reimbursement had not been made by the Advisor, as described in Note 4.

(4)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

Leader Short-Term Bond Fund
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented.

	Institutional Class
	Year Ended May 31,
	2017		2016	2015	2014	2013
Net asset value, beginning of year	$9.12		$9.86	$10.17	$9.95	$9.53
Activity from investment operations:
Net investment income (1)	0.24		0.25	0.29	0.30	0.32
Net realized and unrealized gain (loss) on investments	(0.08)		(0.75)	(0.23)	0.26	0.45
Total from investment operations	0.16		(0.50)	0.06	0.56	0.77
Less distributions from:
Net investment income	(0.21)		(0.18)	(0.29)	(0.34)	(0.35)
Net realized gains	—		—	(0.08)	—	—
Return of capital	(0.02)		(0.06)	—	—	—
Total distributions	(0.23)		(0.24)	(0.37)	(0.34)	(0.35)
Net asset value, end of year	$9.05		$9.12	$9.86	$10.17	$9.95
Total return (2)	1.79	% (3)	(5.08)%	0.62%	5.75%	8.22%
Net assets, end of year (000s)	$106,392		$245,710	$504,366	$580,621	$211,779
Ratio of net expenses to average net assets:
excluding dividends and interest expense (4)	0.99%		0.92%	0.93%	0.94%	0.97%
Ratio of net expenses to average net assets including dividend and interest expense (4)	1.04%		0.91%	0.93%	0.94%	0.97%
Ratio of net investment income to average net assets (4,5)	2.65%		2.68%	2.89%	2.97%	3.25%
Portfolio Turnover Rate	143.80%		106.98%	71.38%	85.13%	151.19%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year.

(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(3)	Performance would have been 1.66% if the reimbursement had not been made by the Advisor, as described in note 4.

(4)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

Leader Short-Term Bond Fund
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented.

	Class A
	Year Ended May 31,
	2017		2016	2015	2014	2013
Net asset value, beginning of year	$9.04		$9.77	$10.08	$9.86	$9.46
Activity from investment operations:
Net investment income (1)	0.20		0.20	0.23	0.24	0.27
Net realized and unrealized gain (loss) on investments	(0.09)		(0.74)	(0.22)	0.27	0.44
Total from investment operations	0.11		(0.54)	0.01	0.51	0.71
Less distributions from:
Net investment income	(0.17)		(0.15)	(0.24)	(0.29)	(0.31)
Net realized gains	—		—	(0.08)	—	—
Return of capital	(0.02)		(0.04)	—	—	—
Total distributions	(0.19)		(0.19)	(0.32)	(0.29)	(0.31)
Net asset value, end of year	$8.96		$9.04	$9.77	$10.08	$9.86
Total return (2)	1.21	% (3)	(5.52)%	0.10%	5.27%	7.66%
Net assets, end of year (000s)	$10,026		$23,619	$46,008	$57,036	$2,178
Ratio of net expenses to average net assets:
excluding dividends and interest expense (4)	1.48%		1.42%	1.43%	1.44%	1.47%
Ratio of net expenses to average net assets including dividend and interest expense (4)	1.54%		1.41%	1.43%	1.44%	1.47%
Ratio of net investment income to average net assets (4,5)	2.16%		2.11%	2.38%	2.43%	2.75%
Portfolio Turnover Rate	143.80%		106.98%	71.38%	85.13%	151.19%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year

(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any. Class A total return does not reflect the applicable sales load.

(3)	Performance would have been 1.04% if the reimbursement had not been made by the Advisor, as described in note 4.

(4)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

Leader Short-Term Bond Fund
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Class C
	Year Ended May 31,					Period Ended
	2017		2016	2015	2014	May 31, 2013 (1)
Net asset value, beginning of year/period	$9.07		$9.81	$10.12	$9.89	$9.58
Activity from investment operations:
Net investment income (2)	0.15		0.15	0.19	0.20	0.18
Net realized and unrealized gain (loss) on investments	(0.07)		(0.74)	(0.23)	0.26	0.30
Total from investment operations	0.08		(0.59)	(0.04)	0.46	0.48
Less distributions from:
Net investment income	(0.15)		(0.13)	(0.19)	(0.23)	(0.17)
Net realized gains	—		—	(0.08)	—	—
Return of capital	(0.01)		(0.02)	—	—	—
Total distributions	(0.16)		(0.15)	(0.27)	(0.23)	(0.17)
Net asset value, end of year/period	$8.99		$9.07	$9.81	$10.12	$9.89
Total return (3)	0.84	% (4)	(6.07)%	(0.39)%	4.70%	5.02	% (8)
Net assets, end of year/period (000s)	$5,934		$12,488	$20,337	$15,951	$5,516
Ratio of net expenses to average net assets:
excluding dividends and interest expense (4)	1.98%		1.92%	1.93%	1.94%	1.97	% (7)
Ratio of net expenses to average net assets including dividend and interest expense (4)	2.04%		1.91%	1.93%	1.94%	1.97	% (7)
Ratio of net investment income to average net assets (5,6)	1.66%		1.56%	1.92%	1.96%	2.25	% (7)
Portfolio Turnover Rate	143.80%		106.98%	71.38%	85.13%	151.19	% (8)

(1)	Class C shares commenced operation on August 8, 2012.

(2)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year or period.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(4)	Performance would have been 0.71% if the reimbursement had not been made by the Advisor, as described in note 4.

(5)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(6)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(7)	Annualized.

(8)	Not Annualized.

See accompanying notes to financial statements.

Leader Total Return Fund
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented.

	Investor Class
	Year Ended May 31,
	2017	2016	2015		2014		2013
Net asset value, beginning of year	$9.35	$10.74	$11.36		$10.89		$9.78
Activity from investment operations:
Net investment income (1)	0.27	0.40	0.42		0.35		0.38
Net realized and unrealized gain (loss) on investments	0.24	(1.37)	(0.46)		0.60		1.25
Total from investment operations	0.51	(0.97)	(0.04)		0.95		1.63
Paid-in-capital from redemption fees	—	—	—		0.01		0.00	(2)
Less distributions from:
Net investment income	(0.22)	(0.28)	(0.42)		(0.37)		(0.52)
Net realized gains	—	—	(0.16)		(0.12)		—
Return of capital	(0.04)	(0.14)	—		—		—
Total distributions	(0.26)	(0.42)	(0.58)		(0.49)		(0.52)
Net asset value, end of year	$9.60	$9.35	$10.74		$11.36		$10.89
Total return (3)	5.57%	(9.04)%	(0.30)%		9.08%		17.16%
Net assets, end of year (000s)	$14,209	$20,087	$80,582		$83,688		$11,233
Ratio of net expenses to average net assets:
excluding dividends and interest expense (4)	1.77%	1.54%	1.52	% (6)	1.69	% (6)	2.33	% (7)
Ratio of net expenses to average net assets including dividend and interest expense (4)	1.81%	1.54%	1.55	% (6)	1.84	% (6)	1.85%
Ratio of net investment income to average net assets (4,5)	2.88%	4.00%	3.81	% (6)	3.19	% (6)	3.63%
Portfolio Turnover Rate	175.53%	208.59%	173.78%		93.44%		116.42%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year.

(2)	Amount represents less than $.01 per share.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(4)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(6)	Inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

(7)	Gross expense ratio

See accompanying notes to financial statements.

Leader Total Return Fund
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented.

	Institutional Class
	Year Ended May 31,
	2017	2016	2015		2014		2013
Net asset value, beginning of year	$9.30	$10.69	$11.31		$10.85		$9.75
Activity from investment operations:
Net investment income (1)	0.33	0.48	0.47		0.41		0.43
Net realized and unrealized gain (loss) on investments	0.24	(1.40)	(0.46)		0.59		1.25
Total from investment operations	0.57	(0.92)	0.01		1.00		1.68
Paid-in-capital from redemption fees	—	—	—		0.01		0.00	(2)
Less distributions from:
Net investment income	(0.26)	(0.31)	(0.47)		(0.43)		(0.58)
Net realized gains	—	—	(0.16)		(0.12)		—
Return of capital	(0.05)	(0.16)	—		—		—
Total distributions	(0.31)	(0.47)	(0.63)		(0.55)		(0.58)
Net asset value, end of year	$9.56	$9.30	$10.69		$11.31		$10.85
Total return (3)	6.22%	(8.64)%	0.18%		9.63%		17.76%
Net assets, end of year (000s)	$22,291	$42,043	$141,065		$111,952		$15,706
Ratio of net expenses to average net assets:
excluding dividends and interest expense (4)	1.27%	1.04%	1.02	% (6)	1.19	% (6)	1.83	% (7)
Ratio of net expenses to average net assets including dividend and interest expense (4)	1.31%	1.04%	1.05	% (6)	1.34	% (6)	1.35%
Ratio of net investment income to average net assets (4,5)	3.47%	4.80%	4.35	% (6)	3.72	% (6)	4.13%
Portfolio Turnover Rate	175.53%	208.59%	173.78%		93.44%		116.42%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year.

(2)	Amount represents less than $.01 per share.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(4)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(6)	Inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

(7)	Gross expense ratio

See accompanying notes to financial statements.

Leader Total Return Fund
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented.

	Class A
	Year Ended May 31,
	2017	2016	2015		2014		2013
Net asset value, beginning of year	$9.33	$10.72	$11.34		$10.88		$9.78
Activity from investment operations:
Net investment income (1)	0.28	0.44	0.42		0.36		0.35
Net realized and unrealized gain (loss) on investments	0.24	(1.41)	(0.46)		0.58		1.28
Total from investment operations	0.52	(0.97)	(0.04)		0.94		1.63
Paid-in-capital from redemption fees	—	—	—		0.01		0.00	(2)
Less distributions from:
Net investment income	(0.22)	(0.28)	(0.42)		(0.37)		(0.53)
Net realized gains	—	—	(0.16)		(0.12)		—
Return of capital	(0.04)	(0.14)	—		—		—
Total distributions	(0.26)	(0.42)	(0.58)		(0.49)		(0.53)
Net asset value, end of year	$9.59	$9.33	$10.72		$11.34		$10.88
Total return (3)	5.69%	(9.06)%	(0.31)%		9.06%		17.14%
Net assets, end of year (000s)	$4,292	$10,027	$39,175		$27,467		$343
Ratio of net expenses to average net assets:
excluding dividends and interest expense (4)	1.77%	1.54%	1.52	% (6)	1.69	% (6)	2.33	% (7)
Ratio of net expenses to average net assets including dividend and interest expense (4)	1.81%	1.54%	1.55	% (6)	1.84	% (6)	1.85%
Ratio of net investment income to average net assets (4,5)	2.94%	4.44%	3.86	% (6)	3.22	% (6)	3.63%
Portfolio Turnover Rate	175.53%	208.59%	173.78%		93.44%		116.42%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year.

(2)	Amount represents less than $0.01 per share.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any. Class A total return does not reflect the applicable sales load.

(4)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(6)	Inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

(7)	Gross expense ratio

See accompanying notes to financial statements.

Leader Total Return Fund
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Class C
	Year Ended May 31,						Period Ended
	2017	2016	2015		2014		May 31, 2013 (1)
Net asset value, beginning of year/period	$9.40	$10.81	$11.43		$10.96		$10.03
Activity from investment operations:
Net investment income (2)	0.24	0.39	0.37		0.30		0.26
Net realized and unrealized gain (loss) on investments	0.24	(1.42)	(0.46)		0.60		0.96
Total from investment operations	0.48	(1.03)	(0.09)		0.90		1.22
Paid-in-capital from redemption fees	—	—	—		0.01		0.00	(3)
Less distributions from:
Net investment income	(0.19)	(0.25)	(0.37)		(0.32)		(0.29)
Net realized gains	—	—	(0.16)		(0.12)		—
Return of capital	(0.03)	(0.13)	—		—		—
Total distributions	(0.22)	(0.38)	(0.53)		(0.44)		(0.29)
Net asset value, end of year/period	$9.66	$9.40	$10.81		$11.43		$10.96
Total return (4)	5.16%	(9.60)%	(0.77)%		8.55%		12.29	% (5)
Net assets, end of year/period (000s)	$2,334	$5,712	$13,021		$8,914		$950
Ratio of net expenses to average net assets:
excluding dividends and interest expense (4)	2.27%	2.04%	2.02	% (8)	2.19	% (8)	2.83	% (7,10)
Ratio of net expenses to average net assets including dividend and interest expense (4)	2.31%	2.04%	2.05	% (8)	2.34	% (8)	2.35	% (7)
Ratio of net investment income to average net assets (6,9)	2.47%	3.90%	3.36	% (8)	2.73	% (8)	3.13	% (7)
Portfolio Turnover Rate	175.53%	208.59%	173.78%		93.44%		116.42	% (5)

(1)	Class C shares commenced operation on August 8, 2012.

(2)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year or period.

(3)	Amount represents less than $0.01 per share.

(4)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(5)	Not annualized.

(6)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(7)	Annualized.

(8)	Inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

(9)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(10)	Gross expense ratio

See accompanying notes to financial statements.

Leader Floating Rate Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented (1)

	Investor Class	Institutional Class
	Period Ended	Period Ended
	May 31, 2017 (1)	May 31, 2017 (1)
Net asset value, beginning of period	$10.00	$10.00
Activity from investment operations:
Net investment income (2)	0.06	0.08
Net realized and unrealized gain on investments	0.01	0.01
Total from investment operations	0.07	0.09
Less distributions from:
Net investment income	(0.05)	(0.06)
Total distributions	(0.05)	(0.06)
Net asset value, end of period	$10.02	$10.03
Total return (3,4,5)	0.68%	0.94%
Net assets, end of period (000s)	$1,857	$2,163
Ratio of total expenses to average net assets pre waiver/reimbursed (6)	8.56%	11.08%
Ratio of net expenses to average to average net assets (6)	1.03%	0.65%
Ratio of net investment income to average net assets (6)	1.54%	2.01%
Portfolio Turnover Rate (4)	43.77%	43.77%

(1)	The Fund commenced operations on December 29, 2016

(2)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year or period.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(4)	Not annualized.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Annualized.

See accompanying notes to financial statements.

Leader Funds
NOTES TO FINANCIAL STATEMENTS
May 31, 2017

(1)	Organization

The Leader Capital Family of Mutual Funds is comprised of the Leader Short-Term Bond Fund (“Short -Term Bond”), Leader Total Return Fund (“Total Return”) and the Leader Floating Rate Fund (“Floating Rate”) (each a “Fund” and collectively the “Funds”), each a series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Each Fund represents a distinct, diversified series with its own investment objectives and policies within the Trust. The primary investment objective of Short-Term Bond is to deliver a high level of current income, with a secondary objective of capital appreciation. The primary investment objective of Total Return is to seek income and capital appreciation to produce a high total return. The primary investment objective of Floating Rate is to deliver a high level of current income, with a secondary objective of capital appreciation. Short-Term Bond, Total Return and Floating Rate commenced operations on July 14, 2005, July 30, 2010 and December 29, 2016, respectively.

Short-Term Bond and Total Return currently offer four classes of shares, Investor Class, Institutional Class, Class A and Class C shares. Short-Term Bond and Total Return Class A shares commenced operations on March 21, 2012, Class C shares commenced operations on August 8, 2012 and Institutional Class shares commenced operations on October 31, 2008. Floating Rate currently offers two classes of shares, Investor Class and Institutional Class. Investor, Institutional and Class C shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 1.50%. Class C shares are subject to a maximum contingent deferred sales charge of 1.00% on shares redeemed within the first 12 months at purchase. Each class represents an interest in the ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

(a)	Security Valuation

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type and in some cases are valued at the present value of future cash flows based on the prevailing market rates. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Forward foreign currency exchange contracts (“forward contracts”) are generally valued at the mean of bid and ask prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Bank loans are generally valued using recently executed transactions, market price quotations (where observable) and market observable credit default swap levels. Fair value is based on the average of one or more broker quotes received. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair market value.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such

Leader Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2017

meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to each Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Each Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Leader Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2017

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2017 for each Fund’s assets and liabilities measured at fair value:

Short-Term Bond

Assets *	Level 1	Level 2	Level 3	Total
Investments:
Bonds & Notes	$—	$165,253,607	$—	$165,253,607
Convertible Bonds	—	6,876,875	—	6,876,875
Preferred Stock	1,968,375	1,068,750	—	3,037,125
Open Ended Mutual Fund	747,533	—	—	747,533
US Government & Agency	—	15,008,889	—	15,008,889
Short-Term Investments	20,539,714			20,539,714
Total Investments	$23,255,622	$188,208,121	$—	$211,463,743
Liabilities
Securities Sold Short:
Common Stock	$1,027,899	$—	$—	$1,027,899

*	Refer to the Portfolio of Investments for industry classification.

The Short Term Bond Fund did not hold any Level 3 securities during the year.

There were no transfers into or out of Level 1 and 2 during the current year. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Total Return

Assets *	Level 1	Level 2	Level 3	Total
Investments:
Bonds & Notes	$—	$29,541,824	$—	$29,541,824
Convertible Bond		938,125		938,125
U.S. Government & Agency	—	6,624,001	—	6,624,001
Preferred Stock	731,260	—	—	731,260
Short - Term Investments	3,107,081	—	—	3,107,081
Total Investments	$3,838,341	$37,103,950	$—	$40,942,291
Liabilities
Securities Sold Short:
Common Stock	$432,800	$—	$—	$432,800

*	Refer to the Portfolio of Investments for industry classification.

The Total Return Fund did not hold any Level 3 securities during the year.

There were no transfers into or out of Level 1 and 2 during the current year. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Floating Rate

Assets *	Level 1	Level 2	Level 3	Total
Investments:
Bonds & Notes	$—	$3,737,379	$—	$3,737,379
Short - Term Investments	234,199	—	—	234,199
Total Investments	$234,199	$3,737,379	$—	$3,971,578

*	Refer to the Portfolio of Investments for industry classification.

The Floating Rate Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and 2 during the current period. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

(b)	Security Transactions and Related Income

Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is

Leader Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2017

recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. Dollars.

(c)	Foreign Currency

All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds isolate the portion of the results of operations for realized gain and losses resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Unrealized gains and losses resulting from changes in foreign exchange rates on investments are not isolated from changes in the valuation of securities held.

(d)	Forward Foreign Currency Exchange Contracts

Each Fund may enter or has entered into Forward Contracts in order to hedge or profit from its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy. When executing Forward Contracts, the Funds are obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of Forwards Contracts, the Funds would incur a loss if the value of the contract increases between the date the Forward Contract is opened and the date the Forward Contract is closed. The Funds realize a gain if the value of the contract decreases between those dates. With respect to purchases of Forward Contracts, the Funds would incur a loss if the value of the contract decreases between the date the Forward Contract is opened and the date the Forward Contract is closed. The Funds realize a gain if the value of the contract increases between those dates. The Funds are exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The Funds are also exposed to credit risk associated with counterparty nonperformance on these Forward Contracts, which is typically limited to the unrealized gain on each open contract.

(e)	Exchange Traded Notes

Exchange Traded Notes (“ETNs”) – ETNs are senior, unsecured, unsubordinated debt securities which trade on an exchange and are designed to provide investors with an additional way to access the returns of market benchmarks or strategies. With ETNs, the investor has direct counterparty exposure to the issuer or to third parties guaranteeing the securities’ performance.

(f)	Short Sales

A “short sale” is a transaction in which a Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. A Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain.

(g)	Distributions to Shareholders

Dividends from net investment income are accrued daily and paid monthly for Floating Rate Fund. Dividends are declared and paid monthly for Short-term Bond Fund and Total Return Fund. Distributable net realized capital gains are declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Funds.

On June 30, 2017, Short-Term Bond paid $0.0118, $0.0153, $0.0118 and $0.0082 per share in net investment income from the Investor Class, Institutional Class, Class A and Class C, respectively.

On June 30, 2017, Total Return paid $0.0155, $0.0192, $0.0151 and $0.0117 per share in net investment income from the Investor Class, Institutional Class, Class A and Class C, respectively.

On June 30, 2017, Floating Rate paid $0.0177 and $0.0214 per share in net investment income from the Investor Class and Institutional Class, respectively.

Leader Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2017

(h)	Federal Income Taxes

It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2014-2016), or expected to be taken in each Fund’s 2017 tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska, and foreign jurisdictions where each Fund makes significant investments. Each Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(i)	Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

(j)	Indemnification

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

(k)	Cash

The Funds consider their investment in an FDIC insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

(3)	Investment Transactions

For the year or period ended May 31, 2017, cost of purchases and proceeds from sales of portfolio securities and U.S. Government securities, other than short-term investments, amounted to the following:

			U.S. Government Securities
Fund	Purchase	Sales	Purchase	Sales
Short-Term Bond	$366,836,155	$507,384,922	$333,933,158	$334,089,843
Total Return	73,871,365	99,814,897	78,386,164	71,961,842
Floating Rate	4,771,109	1,034,570	—	—

(4)	Investment Advisory Agreement and Transactions with Related Parties

Leader Capital Corp. serves as the Funds’ Investment Advisor (the “Advisor”). Pursuant to an investment advisory agreement between the Advisor and the Trust, on behalf of each Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of (i) 0.75% of Total Return’s average daily net assets; (ii) 0.75% of Short-Term Bond’s average daily net assets up to and including $1.25 billion; or (iii) 0.70% of Short-Term Bond’s average daily net assets over $1.25 billion;(iv) 0.65% of Floating Rates average daily net assets. For the year ended May 31, 2017, Short-Term Bond, Total Return and Floating Rate accrued $2,395,051, $439,695 and $6,018 in advisory fees, respectively. The Advisor has voluntarily agreed to waive its fee with regard to the Floating Rate Fund and reimburse that Fund’s expenses so that total annual operating expenses of the Fund (excluding any front-end or contingent deferred loads, brokerage fees and commissions, 12b-1 fees, Acquired Fund Fees and Expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes or extraordinary expenses, such as litigation) do not exceed 0.65% of the

Leader Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2017

average daily net assets attributable to The Floating Rate Fund, through January 31, 2018. For the year ended May 31, 2017 Floating Rate waived/reimbursed advisory fees in the amount of $85,596.

During the year ended May 31, 2017, the Leader Short Term Bond Fund had losses on Investments due to trading errors of $490,021 which the Advisor reimbursed the Fund for. The reimbursement is included on the Statements of Operations under ‘Reimbursement from investment advisor from trade error.” “.

Foreside Distribution Services, LP (the “Distributor”), acts as each Fund’s principal underwriter in a continuous public offering of each Fund’s Investor Class, Institutional Class, Class A and Class C shares. year ended May 31, 2017 the Distributor received $225, and $881 in underwriting commissions for sales of Class A and Class C shares of Total Return of which $231 was retained by the principal underwriter for Class C.

In addition, certain affiliates of GFS provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. A certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Trust.

Northern Lights Compliance Services, LLC (“NLCS”), NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

(5)	Distribution Plan

The Trust, with respect to the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class A, Class C and Investor Class shares (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and distribution fee is calculated by Short-Term Bond Fund and Total Return Fund at an annual rate of 0.50% of its average daily net assets for Investor Class and Class A shares and 1.00% for Class C shares and is paid to the Distributor to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of each Fund’s shareholder accounts not otherwise required to be provided by the Advisor. The Plans provide that a monthly service and distribution fee is calculated by Floating Rate Fund at an annual rate of 0.38% of its average daily net assets for Investor Class. The Institutional Shares do not participate in a Plan. For the year ended May 31, 2017, Short-Term Bond, Total Return and Floating Rate incurred $852,562, $153,526 and $1,592, respectively in fees, pursuant to the Plans.

(6)	Distributions to Shareholders and Tax Components of Capital

The tax character of Fund distributions for the years/period ended May 31, 2017 and May 31, 2016 was as follows:

For the year/period ended May 31, 2017:
	Ordinary	Long-Term	Return of
Portfolio	Income	Capital Gains	Capital	Total
Leader Short-Term Bond Fund	$7,117,076	$—	$422,936	$7,540,012
Leader Total Return Fund	1,629,925	—	213,213	1,843,138
Leader Floating Rate Fund	13,740	—	—	13,740

For the year ended May 31, 2016:
	Ordinary	Long-Term	Return of
Portfolio	Income	Capital Gains	Capital	Total
Leader Short-Term Bond Fund	$15,020,715	$—	$3,091,902	$18,112,617
Leader Total Return Fund	5,644,978	—	1,417,325	7,062,303

Leader Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2017

As of May 31, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Leader Short-Term Bond Fund	$—	$—	$(1,132,683)	$(76,605,778)	$—	$583,124	$(77,155,337)
Leader Total Return Fund	—	—	(347,884)	(33,785,226)	—	810,572	(33,322,538)
Leader Floating Rate Fund	4,163	—	—	—	(449)	839	4,553

The difference between book basis and tax basis undistributed net investment income (loss), unrealized appreciation and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales, dividends payable, and tax adjustments for real estate investment trusts. In addition, the amount listed under other book/tax differences is primarily attributable to dividends payable. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency losses of $211,381, for Short-Term Bond Fund.

Late year losses incurred after December 31 within the fiscal year/period are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Portfolio	Late Year Losses
Short-Term Bond	$783
Total Return	—
Leader Floating Rate Fund	—

Capital losses incurred after October 31 within the fiscal year/period are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
Leader Short-Term Bond Fund	$1,131,900
Leader Total Return Fund	347,884
Leader Floating Rate Fund	—

At May 31, 2017, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
	Short-Term	Long-Term	Total
Leader Short-Term Bond Fund	$35,140,927	$41,464,851	$76,605,778
Leader Total Return Fund	22,002,828	11,782,398	33,785,226
Leader Floating Rate Fund	—	—	—

Permanent book and tax differences, primarily attributable to the book/tax treatment of foreign currency gains/(losses), adjustments for paydowns, partnerships, section 305(c) deemed dividend distributions, capitalization in lieu of dividend payments, and the reclassification of Fund distributions, resulted in reclassification for the tax year/period ended May 31, 2017 for the Funds as follows:

	Paid in	Undistributed	Undistributed
	Capital	Ordinary Income (loss)	Net Realized Gain (Loss)
Leader Short-Term Bond Fund	$—	$57,198	$(57,198)
Leader Total Return Fund	—	1,271	(1,271)
Leader Floating Rate Fund	—	—	—

(7)	Auction Rate Preferred Securities

Auction rate preferred securities (“ARPS”) are corporate preferred stocks with dividend rates designed to reset periodically typically every 7, 14, 28, or 35 days. These ARPS do not trade on a public stock exchange similar to common stocks, but rather through a Dutch auction process, occurring at the intervals described above. Since February 18, 2008 the Dutch auction process has mostly failed. When an auction fails, the dividend rate applicable to each series is set at a “default rate”, as

Leader Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2017

defined in each security’s prospectus, and varies with a specified short-term interest rate (typically as a percentage of or a spread in addition to the specified base rate).

The Advisor believes 95% of par value accurately reflects the market value of the ARPS held by the Short-Term Bond Fund as of May 31, 2017, and because of the failed Dutch auction process, believes they are presently illiquid. As of May 31, 2017 the ARPS are fair valued based on the Trust’s Procedures as stated in Note 2. Although the Advisor believes that 95% of par value accurately reflects market value, there is no guarantee that in a forced liquidation the Fund would receive full value for these securities. As of May 31, 2017 the Short-Term Bond Fund held $1,068,750 or 0.5% of net assets in ARPS.

(8)	Investment in Restricted Securities

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. A Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies. A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more that 15% of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

As of May 31, 2017, Total Return was invested in the following restricted securities:

Security	Initial Acquisition Date	Principal	Cost	Value	% of Net Assets

OnDeck Capital, Inc.	8/5/2015	$500,000	$500,000	$514,625	1.20%

(9)	CROSS TRADES

The Leader Funds are permitted to purchase and sell securities (“cross-trade”) from and to other Funds within the Trust pursuant to “Cross-Trading” Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the respective Leader Funds from or to another Fund that is or could be considered an affiliate of the Leader Funds under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price to save costs where allowed. For the year ended May 31, 2017, the Short-Term Bond Fund, Total Return Fund and Floating Rate Fund engaged in cross-trades.

(10)	New Accounting Pronouncements

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

(11)	Subsequent Events

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust
and the Shareholders of Leader Short-Term Bond Fund,
Leader Total Return Fund and Leader Floating Rate Fund

We have audited the accompanying statements of assets and liabilities of Leader Short-Term Bond Fund, Leader Total Return Fund and Leader Floating Rate Fund, each a series of shares of beneficial interest in Northern Lights Fund Trust (the “Funds”), including the portfolios of investments, as of May 31, 2017, and the related statements of operations for the year or period then ended and the statements of changes in net assets and the financial highlights for each of the years or periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2017 by correspondence with the custodian, other appropriate parties and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Leader Short-Term Bond Fund, Leader Total Return Fund and Leader Floating Rate Fund as of May 31, 2017, and the results of their operations for the year or period then ended and the changes in their net assets and their financial highlights for each of the years or periods presented, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
July 31, 2017

Leader Funds
EXPENSE EXAMPLES (Unaudited)
May 31, 2017

As a shareholder you incur two types of costs: (1) transaction costs, including sales loads; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Leader Short-Term Bond Fund or Leader Total Return Fund and compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2016 through May 31, 2017.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales loads, or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical (5% return before
			Actual		expenses)
	Fund’s	Beginning	Ending		Ending
	Annualized	Account	Account	Expenses Paid	Account	Expenses Paid
	Expense	Value	Value	During Period *	Value	During *
	Ratio	12/1/2016	5/31/2017	12/1/16 -5/31/17	5/31/2017	12/1/16 -5/31/17
Investor Class:
Leader Short-Term Bond Fund	1.46%	$1,000.00	$1,016.50	$7.34	$1,017.65	$7.34
Leader Total Return Fund	1.88%	$1,000.00	$1,028.60	$8.95	$1,015.56	$8.89
Leader Floating Rate Fund **	1.03%	$1,000.00	$1,006.80	$4.33	$1,019.80	$5.19
Institutional Class:
Leader Short-Term Bond Fund	0.96%	$1,000.00	$1,018.90	$4.83	$1,020.14	$4.84
Leader Total Return Fund	1.32%	$1,000.00	$1,031.20	$6.43	$1,018.35	$6.39
Leader Floating Rate Fund **	0.65%	$1,000.00	$1,009.40	$2.74	$1,021.69	$3.28
Class A:
Leader Short-Term Bond Fund	1.46%	$1,000.00	$1,016.50	$7.34	$1,017.65	$7.34
Leader Total Return Fund	1.85%	$1,000.00	$1,029.70	$7.79	$1,015.71	$7.72
Class C:
Leader Short-Term Bond Fund	1.96%	$1,000.00	$1,014.10	$9.84	$1,015.16	$9.85
Leader Total Return Fund	2.36%	$1,000.00	$1,026.00	$11.47	$1,013.16	$11.39

*	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

**	From December 29, 2016 (commencement of operations) to May 31, 2017. Please note that while the Fund’s Investor Class and Institutional Class commenced operations on December 29, 2016, the hypothetical expenses paid during the period reflect activity for the full six month period for the purpose of comparability. This projection assumes that annualized expense ratios were in effect during the period December 1, 2016 to May 31, 2017. Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (153) divided by the number of days in the fiscal year (365).

LEADER FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
May 31, 2017

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office***	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex**** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	3	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Two Roads Shared Trust (since 2012); Forethought Variable Insurance Trust (since 2013); Northern Lights Variable Trust (since 2013); OHA Mortgage Strategies Fund (offshore), Ltd. (since 2014); Altegris KKR Commitments Master Fund (since 2014)
Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012)	3	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Northern Lights Variable Trust (since 2013); Two Roads Shared Trust (since 2012); Altegris KKR Commitments Master Fund (since 2014); Ramius Archview Credit and Distressed Fund (since 2015); previously, Schroder Global Series Trust (2012 to 02-2017)
Anthony J. Hertl Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Consultant to small and emerging businesses (since 2000).	3	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust (since 2007); Northern Lights Variable Trust (since 2006); previously, AdvisorOne Funds (2004-2013); The World Funds Trust (2010-2013)
Gary W. Lanzen Born in 1954	Trustee Since 2005	Retired since 2012. Formerly, Founder, President, and Chief Investment Officer, Orizon Investment Counsel, Inc. (2000-2012).	3	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005); AdvisorOne Funds (since 2003); Alternative Strategies Fund (since 2010); Northern Lights Variable Trust (since 2006); previously, CLA Strategic Allocation Fund (2014-2015)
John V. Palancia Born in 1954	Trustee Since 2011	Retired since 2011.	3	Northern Lights Fund Trust (for series not affiliated with the Funds since 2011); Northern Lights Variable Trust (since 2011); Northern Lights Fund Trust III (since 2012); Alternative Strategies Fund (since 2012)
Mark H. Taylor Born in 1964	Trustee Since 2007; Chairman of the Audit Committee since 2013	Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); President, Auditing Section of the American Accounting Association (2012-2015)	3	Northern Lights Fund Trust (for series not affiliated with the Funds since 2007); Alternative Strategies Fund (since 2010); Northern Lights Fund Trust III (since 2012); Northern Lights Variable Trust (since 2007); previously, Lifetime Achievement Mutual Fund, Inc. (2007-2012)

5/31/17 – NLFT_v2

LEADER FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
May 31, 2017

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office***	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex**** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Andrew Rogers* 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Trustee Since 2013*****	President of the Trust (2006-2017); Chief Executive Officer, Gemini Alternative Funds, LLC (2013 – April 2017); Chief Executive Officer, Gemini Hedge Fund Services, LLC (2013 – April 2017); Chief Executive Officer, Gemini Fund Services, LLC (2012 – April 2017); President and Manager, Gemini Fund Services, LLC (2006 – 2012)	3	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Northern Lights Variable Trust (since 2013)
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	President Since 2017	President, Gemini Fund Services, LLC (since 2012); Treasurer of the Trust (2006-2017); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, Blu Giant, (2004 - 2013).	N/A	N/A
James Colantino 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Treasurer Since 2017	Assistant Treasurer of the Trust (2006-2017); Senior Vice President - Fund Administration (2012- Present)	N/A	N/A
Stephanie Shearer 80 Arkay Drive Hauppauge, NY 11788 Born in 1979	Secretary** Since 2017	Assistant Secretary of the Trust (2012-2017);Senior Paralegal, Gemini Fund Services, LLC (since 2013); Paralegal, Gemini Fund Services, LLC (2010- 2013)	N/A	N/A
Lynn Bowley 17605 Wright Street Suite 2, Omaha, NE 68130 Born in 1958	Chief Compliance Officer Since 2007	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2007).	N/A	N/A

Interested Trustees and Officers

*	Andrew Rogers resigned from his position as President of the Trust effective June 1, 2017.

**	James Ash resigned from his position as Secretary of the Trust effective February 24, 2017.

***	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

****	As of May 31, 2017, the Trust was comprised of 83 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

*****	Andrew Rogers is an “Interested Trustee” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, the Trust’s Administrator, Fund Accountant and Transfer Agent.

The Fund’s SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-800-711-9164.

5/31/17 – NLFT_v2

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how each Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-800-711-9164 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-800-711-9164.

INVESTMENT ADVISOR
Leader Capital Corp.
919 NE 19th Ave., Suite 200
Portland, OR 97232

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Distributor
Foreside Distribution Services, L.P.
Three Canal Plaza, Suite 100
Portland, ME 04101

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)       The Registrant’s board of trustees has determined that Anthony J. Hertl, Mark Gersten and Mark H. Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR.  Mr. Hertl, Mr. Gersten and Mr. Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2017- $53,400

2016 - $33,600

2015 - $41,800

2014 - $29,000

2013 - $28,500

2012 - $27,500

2011 - $27,000

2010 - $13,500

(b)	Audit-Related Fees

2017 - None

2016 - None

2015 - None

2014 - None

2013 - None

2012 - None

2011 - None

2010 – None

(c)	Tax Fees

2017 - $6,400

2016 - $4,400

2015 - $6,000

2014 - $4,000

2013 - $4,000

2012 - $4,000

2011 - $4,000

2010 - $2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2017 - None

2016 - None

2015 - None

2014 - None

2013 - None

2012 - None

2011 - None

2010 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

2017
Audit-Related Fees:	0.00%
Tax Fees:	0.00%
All Other Fees:	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2017 - $6,400

2016 - $4,400

2015 - $6,000

2014 - $4,000

2013 - $4,000

2012 - $4,000

2011 - $4,000

2010 - $2,000

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. Vote of security holders is included under item 1.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, President/Principal Executive Officer

Date 8/7/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, President/Principal Executive Officer

Date 8/7/17

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Treasurer/Principal Financial Officer

Date 8/7/17